Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission’s Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed statement of financial position of the Company as “Investment in subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

The parent Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2025 and 2024.

STATEMENTS OF FINANCIAL POSITION – PARENT COMPANY ONLY

	As of December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Assets
Cash and cash equivalents	$16,737,104	$15,727,755
Other current assets	229,147	274,109
Long-term investment	250,001	250,001
Advance to subsidiaries	69,154,635	64,157,530
Total assets	$86,370,887	$80,409,395

Liabilities and equity

Other current liabilities	$401,223	$419,581
Payable to subsidiaries	66,821	67,593
Total liabilities	468,044	487,174

Equity
Ordinary shares – par value $0.12* authorized 300,000,000 shares, issued and outstanding 24,353,539 shares at December 31, 2025; issued and outstanding 17,808,947 shares at December 31, 2024	2,922,460	2,137,108
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	100,271,584	93,102,043
Warrants reserve	251,036	251,036
Accumulated deficit	(17,492,237)	(15,517,966)
Capital & reserves attributable to equity holders of the Company	85,902,843	79,922,221
Total liabilities and equity	$86,370,887	$80,409,395

*	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.

STATEMENTS OF PROFIT OR LOSS AND COMPREHENSIVE LOSS – PARENT COMPANY ONLY

	For the years ended December 31,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$-	$-	$-
Cost of sales	-	-	-
Gross margin	-	-	-

Stock-based compensation expense	(1,350,800)	(1,849,356)	(1,101,800)
Administrative expenses	(2,210,664)	(3,052,961)	(2,931,064)
Loss from operations	(3,561,464)	(4,902,317)	(4,032,864)

Other (loss)/income, net	(79,254)	(324,186)	685,887
Finance income/(cost), net	1,666,541	1,438,099	(127,267)
Net loss on foreign exchange	(94)	(17,811)	8,420
Net loss and total comprehensive loss attributable to equity holders of the Company	$(1,974,271)	$(3,806,215)	$(3,465,824)

STATEMENTS OF CASH FLOWS – PARENT COMPANY ONLY

	For the years ended December 31,
	2025	2024	2023
	(Unaudited)	(Unaudited)	(Unaudited)
Operating activities
Net loss	$(1,974,271)	$(3,806,215)	$(3,465,824)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	1,350,800	1,849,356	1,101,800
Finance (income)/cost, net	(1,666,541)	(1,438,099)	127,267
Changes in operating assets and liabilities:
Decrease/(Increase) in other current assets	70,493	(210,911)	(166,740)
Decrease/(Increase) in amount due from related parties	-	3,311,266	(310,419)
Increase in other advance to subsidiaries	(3,948,197)	(7,433,741)	(1,899,011)
(Decrease)/Increase in trade and other current liabilities	(18,358)	40,261	1,209,320
Decrease in amount due to related parties	-	(3,300,212)	(1,733,721)
(Decrease)/Increase in payable to subsidiaries	(772)	60,172	(213,836)
Net cash used in operating activities	(6,186,846)	(10,928,123)	(5,351,164)

Investing activity:
Interest received	592,101	504,516	-
Net cash provided by an investing activity	592,101	504,516	-

Financing activities
Proceeds from issue of shares	6,604,094	10,399,732	20,867,386
Proceeds from exercise of warrants	-	-	506,693
Cash repayment for a convertible note	-	-	(554,238)
Cash paid for the cancellation of fractional shares	-	-	(49,664)
Net cash provided by financing activities	6,604,094	10,399,732	20,770,177

Net increase/(decrease) in cash and cash equivalents	1,009,349	(23,875)	15,419,013
Cash and cash equivalents at beginning of year	15,727,755	15,751,630	332,617
Cash and cash equivalents at end of year	$16,737,104	$15,727,755	$15,751,630